EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders from continuing operations	$ 429,545	$ 1,819,801	$ 748,924
Diluted earnings from the subsidiary	(237)	(15,432)	0
Net income attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ 429,308	$ 1,804,369	$ 748,924
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	373,586,004	379,365,310	369,341,105
Weighted average number of ordinary shares outstanding used in computing earnings per share-diluted	374,817,676	386,459,841	383,766,406
Basic earnings per share-continuing operations	$ 1.15	$ 4.80	$ 2.03
Net income attributable to Daqo New Energy Corp. per ordinary share-basic	1.15	4.80	2.03
Diluted earnings per share-continuing operations	1.15	4.67	1.95
Net income attributable to Daqo New Energy Corp. per ordinary share-diluted	$ 1.15	$ 4.67	$ 1.95
Employee Stock Option [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	88,479	885,140	1,735,798
Restricted Stock Units (RSUs) [Member]
Denominator used in basic and diluted earnings per share:
Dilutive effects	1,143,193	6,209,391	12,689,503